Accounts receivable (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Accounts receivable – trade	59,309,000	118,509,000
Accounts receivable – holdbacks	9,055,000	33,352,000
Income and other taxes receivable	12,000	420,000
Accounts receivable – other	1,801,000	714,000
Allowance for doubtful accounts (note 16(d))	0	(185,000)	(210,000)
Total accounts receivable	70,177,000	152,810,000
Accounts receivable – holdback percentage	10.00%
Accounts receivable – holdbacks, noncurrent	0	2,597,000